DERIVATIVE FINANCIAL INSTRUMENTS - CASH FLOW HEDGES (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 25
Maximum length of time hedged in cash flow hedge	15 years
Non-controlling interests [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 12
San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Maximum length of time hedged in cash flow hedge	2 years
San Diego Gas and Electric Company [Member] | Non-controlling interests [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 12
Equity Method Investee [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Maximum length of time hedged in cash flow hedge	19 years